Summary of Significant Accounting Policies - Schedule of Operating Results of the VIEs (Details) - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of operating results of the VIEs [Line Items]
Revenue	$ 132,090,026	$ 160,009,293	$ 209,981,306
Operating expenses	139,298,705	170,094,956	218,805,217
Net loss	$ (7,120,033)	$ (10,689,357)	$ (8,338,701)